Average Annual Total Returns - ETF - Vanguard Total International Bond Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV Since Inception	ETF Shares Based on NAV Inception Date	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions Since Inception	ETF Shares Return After Taxes on Distributions Inception Date	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price Since Inception	ETF Shares Based on Market Price Inception Date	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) Inception Date	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	4.60%	4.48%	4.22%	May 31, 2013	4.16%	3.49%	3.32%	May 31, 2013	2.76%	3.02%	2.87%	May 31, 2013	4.63%	4.46%	4.24%	May 31, 2013	4.75%	4.67%	4.45%	May 31, 2013	10.11%	4.89%	2.30%	May 31, 2013